Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of geographical areas

	For the year ended December 31,
Revenue by Geography	2022	2021	2020
(in millions)
United States	$4,898	$3,975	$3,368
Europe, the Middle East, and Africa	1,182	805	451
Other	2,028	1,805	1,032
	$8,108	$6,585	$4,851

Non-current Assets by Geography	2022	2021
(in millions)
United States	$5,149	$5,433
Germany	2,462	1,989
Singapore	3,508	1,547
Other	532	412
Total	$11,651	$9,381

Disclosure of major customers

	For the year ended December 31,
Revenue by Major Customer	2022		2021		2020
(in millions)	Amount	%	Amount	%	Amount	%
Customer A	$746	9	$811	12	$1,001	21
Customer B	$1,329	16	$995	15	$537	11